UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09135

        Nuveen New York Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:         12/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Dividend Advantage Municipal Fund (NAN)
	December 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 2.7% (1.8% of Total Investments)
$ 500	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	Baa3	$452,750
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
3,600	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	BB	3,215,268
	Series 2007A, 5.000%, 12/01/23

4,100	Total Consumer Discretionary			3,668,018

	Consumer Staples – 2.6% (1.7% of Total Investments)
400	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	393,084
	5.250%, 6/01/25
870	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	853,409
	Series 2002, 5.375%, 5/15/33
325	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	315,777
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
960	4.750%, 6/01/22	6/16 at 100.00	BBB	935,990
1,125	5.000%, 6/01/26	6/16 at 100.00	BBB	1,088,269

3,680	Total Consumer Staples			3,586,529

	Education and Civic Organizations – 18.7% (12.5% of Total Investments)
380	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	354,871
	2007A, 5.000%, 7/01/31
160	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	140,336
	Schools, Series 2007A, 5.000%, 4/01/37
120	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	116,429
	University, Series 2006, 5.000%, 5/01/23
1,635	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	AA	1,560,951
	2007A, 5.000%, 7/01/41 – RAAI Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	1,074,180
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
845	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AAA	958,627
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
195	Dormitory Authority of the State of New York, Revenue Bonds, Fashion Institute of Technology,	7/10 at 101.00	AAA	205,635
	Series 2000, 5.375%, 7/01/20 – FSA Insured
1,250	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/09 at 101.00	AA	1,295,013
	Series 1999, 6.250%, 7/01/29 – RAAI Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 1999:
1,750	6.000%, 7/01/20 – RAAI Insured	7/09 at 102.00	AA	1,823,133
750	6.000%, 7/01/28 – RAAI Insured	7/09 at 102.00	AA	781,343
1,630	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	A3	1,502,012
	College Project, Series 2007-A2, 4.500%, 8/01/36
370	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A–	364,509
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
	Kenmore Housing Authority, New York, Revenue Bonds, State University of New York at Buffalo
	Student Apartment Project, Series 1999A:
3,050	5.500%, 8/01/19 – RAAI Insured	8/09 at 102.00	AA	3,132,503
2,750	5.500%, 8/01/24 – RAAI Insured	8/09 at 102.00	AA	2,803,488
3,070	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John	6/09 at 102.00	AA	3,109,450
	Fisher College, Series 1999, 5.375%, 6/01/24 – RAAI Insured
330	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	323,298
	Francis College, Series 2004, 5.000%, 10/01/34
1,800	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	1,841,778
	Greater New York, Series 2002, 5.250%, 8/01/21
700	New York City Industrial Development Agency, New York, PILOT Revenue Bonds Yankee Stadium	9/16 at 100.00	AAA	744,359
	Project, Residual Series 07-1032, 6.970%, 3/01/39 – FGIC Insured (IF)
1,630	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	AAA	1,623,187
	Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured
150	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Pilots,	9/16 at 100.00	AAA	161,910
	Trust 2148, 7.652%, 3/01/36 – MBIA Insured (IF)
1,500	Niagara County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Niagara	11/11 at 101.00	AA	1,530,315
	University, Series 2001A, 5.350%, 11/01/23 – RAAI Insured
245	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	234,543
	College, Series 2007, 5.000%, 10/01/27

25,310	Total Education and Civic Organizations			25,681,870

	Financials – 2.2% (1.5% of Total Investments)
1,100	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	AA–	1,164,031
	2005, 5.250%, 10/01/35
1,740	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	AA–	1,924,353
	2007, 5.500%, 10/01/37

2,840	Total Financials			3,088,384

	Health Care – 34.2% (22.9% of Total Investments)
	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Medical Center,
	Series 1999:
1,120	6.000%, 5/01/19	5/09 at 101.00	N/R	1,126,261
1,460	6.000%, 5/01/29	5/09 at 101.00	N/R	1,423,880
2,270	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/09 at 101.00	AAA	2,334,037
	Memorial Hospital of William F. and Gertrude F. Jones Inc., Series 1999, 5.250%, 8/01/19 –
	MBIA Insured
4,825	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/09 at 101.00	AAA	4,995,899
	Montefiore Medical Center, Series 1999, 5.450%, 8/01/29 – AMBAC Insured
	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,
	Victory Memorial Hospital, Series 1999:
1,825	5.250%, 8/01/15 – MBIA Insured	8/09 at 101.00	AAA	1,885,353
2,000	5.375%, 8/01/25 – MBIA Insured	8/09 at 101.00	AAA	2,069,240
625	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	643,563
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
2,600	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	AA	2,635,360
	Hospital, Series 2005, 4.900%, 8/15/31
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997:
2,000	5.500%, 7/01/17 – RAAI Insured	1/08 at 102.00	AA	2,043,240
2,000	5.500%, 7/01/27 – RAAI Insured	1/08 at 102.00	AA	2,012,840
2,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/10 at 101.00	Baa1	2,091,920
	Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20
	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated
	Group, Series 2001:
165	5.375%, 7/01/20	7/11 at 101.00	Ba2	165,719
500	5.500%, 7/01/30	7/11 at 101.00	Ba2	489,705
3,150	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	3,247,871
	Center, Series 2006-1, 5.000%, 7/01/35
1,575	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Baa1	1,641,355
	Group, Series 2000A, 6.500%, 7/01/25
250	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series	7/08 at 100.00	Baa1	251,388
	2000C, 5.500%, 7/01/26
1,415	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	1,546,454
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	A3	976,820
	Obligated Group, Series 2005A, 5.000%, 11/01/34
2,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	BB	1,944,500
	2007B, 5.625%, 7/01/37
500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	509,845
	Hospital, Series 2003B, 5.500%, 7/01/23
600	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	601,548
	Hospital Association, Series 2003A, 5.500%, 7/01/32
420	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/10 at 100.00	BB	418,715
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
410	5.250%, 2/01/27	No Opt. Call	BBB–	393,055
360	5.500%, 2/01/32	No Opt. Call	BBB–	348,098
1,750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	AAA	1,859,498
	2003A, 5.250%, 2/15/22 – AMBAC Insured
575	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	B2	576,225
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	B2	100,631
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
320	New York State Dormitory Authority, Revenue Bonds, North Shore Jewish Obligated Group, Series	5/17 at 100.00	A3	313,795
	2007A, 5.000%, 5/01/32
4,000	Ulster County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Kingston	11/09 at 101.00	A2	4,096,037
	Hospital, Series 1999, 5.650%, 11/15/24
3,515	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	8/09 at 101.00	AAA	3,649,203
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 1999A, 5.650%, 2/01/39
650	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/11 at 101.00	B–	660,329
	Series 2001A, 7.125%, 7/01/31

45,980	Total Health Care			47,052,384

	Housing/Multifamily – 5.5% (3.7% of Total Investments)
2,585	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AAA	2,685,686
	Series 2005A, 5.000%, 7/01/25 – FGIC Insured
3,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/11 at 101.00	AA	3,078,120
	Series 2001A, 5.500%, 11/01/31
750	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	773,355
	Series 2004A, 5.250%, 11/01/30
680	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/15 at 100.00	AA	675,281
	Series 2005F-1, 4.750%, 11/01/35
405	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	395,596
	11/01/38 (Alternative Minimum Tax)

7,420	Total Housing/Multifamily			7,608,038

	Housing/Single Family – 4.1% (2.8% of Total Investments)
645	Guam Housing Corporation, Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	682,932
	Bonds, Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)
485	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, 2007 Series 145, 5.125%,	4/17 at 100.00	Aa1	471,760
	10/01/37 (Alternative Minimum Tax)
1,350	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27	4/15 at 100.00	Aa1	1,272,335
	(Alternative Minimum Tax)
510	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 2007, 5.200%,	10/17 at 100.00	Aa1	508,200
	10/01/32 (Alternative Minimum Tax)
1,825	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30	10/09 at 100.00	Aa1	1,908,822
	(Alternative Minimum Tax)
840	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	824,485
	(Alternative Minimum Tax)

5,655	Total Housing/Single Family			5,668,534

	Long-Term Care – 5.0% (3.4% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/15 at 100.00	AA	2,016,760
	Gurwin Jewish Geriatric Center of Long Island, Series 2005A, 4.900%, 2/15/41
600	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA	631,254
	Westchester Project, Series 2006, 5.200%, 2/15/41
375	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Aa3	380,243
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
250	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	CCC	209,633
	5.000%, 7/01/35 – ACA Insured
905	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/16 at 101.00	N/R	825,270
	Project, Series 2006, 5.500%, 8/01/33
750	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	775,725
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
2,055	Yonkers Industrial Development Agency, New York, FHA-Insured Mortgage Revenue Bonds, Michael	2/09 at 101.00	AAA	2,097,251
	Malotz Skilled Nursing Pavilion, Series 1999, 5.450%, 2/01/29 – MBIA Insured

6,935	Total Long-Term Care			6,936,136

	Materials – 0.3% (0.2% of Total Investments)
330	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	319,820
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)

	Tax Obligation/General – 14.2% (9.5% of Total Investments)
2,600	New York City, New York, General Obligation Bonds, Fiscal Series 1999J, 5.125%, 5/15/29 –	5/09 at 101.00	AAA	2,673,736
	MBIA Insured
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	AA	1,092,960
3,700	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	AA	3,821,061
6,590	New York City, New York, General Obligation Bonds, Series D, 5.125%, 12/01/25	12/17 at 100.00	AA	6,897,486
	Rochester, New York, General Obligation Bonds, Series 1999:
720	5.250%, 10/01/18 – MBIA Insured	No Opt. Call	AAA	813,089
720	5.250%, 10/01/19 – MBIA Insured	No Opt. Call	AAA	814,147
2,280	Rockland County, New York, General Obligation Bonds, Series 1999, 5.600%, 10/15/16	10/09 at 101.00	AA–	2,457,019
	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A:
500	5.250%, 7/01/23	1/08 at 100.00	A3	500,565
500	5.250%, 7/01/24	1/08 at 100.00	A3	500,565

18,610	Total Tax Obligation/General			19,570,628

	Tax Obligation/Limited – 30.5% (20.5% of Total Investments)
1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,075,720
590	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AAA	625,028
	2005A, 5.250%, 7/01/24 – CIFG Insured
10	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/10 at 100.00	AAA	10,599
	Services Facilities, Series 2000D, 5.875%, 8/15/18 – FSA Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	514,605
	Improvements, Series 2005B, 5.000%, 2/15/30 – AMBAC Insured
1,850	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds,	2/08 at 101.50	AAA	1,882,005
	Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – MBIA Insured
185	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	196,067
	2005F, 5.000%, 3/15/21 – FSA Insured
550	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	610,159
	City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
2,000	5.250%, 11/15/25 – FSA Insured	11/12 at 100.00	AAA	2,122,300
2,000	5.000%, 11/15/30	11/12 at 100.00	AA	2,044,520
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	1,030,130
	Series 2002A, 5.125%, 1/01/29
1,130	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	1,103,287
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,100	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	1,155,088
810	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	848,613
1,875	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	1,954,256
2,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AAA	2,193,891
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,670	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,751,012
	Series 2003E, 5.000%, 2/01/23
2,115	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	2,236,930
	Series 2007C-1, 5.000%, 11/01/27
700	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AAA	717,122
	5.000%, 11/15/44 – AMBAC Insured
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,046,300
	2003A, 5.000%, 3/15/21
1,190	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	1,233,399
	Development and Housing, Series 2006A: 5.000%, 3/15/36
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,
	Series 2005B:
3,400	5.500%, 4/01/20 – AMBAC Insured (UB)	No Opt. Call	AAA	3,905,886
1,000	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AAA	1,064,160
1,625	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	1,708,753
	5.000%, 4/01/27
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
4,000	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AAA	4,260,237
2,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AAA	2,124,100
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,070,110
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
3,345	Suffolk County Judicial Facilities Agency, New York, Service Agreement Revenue Bonds, John P.	10/09 at 101.00	AAA	3,497,733
	Colahan Court Complex, Series 1999, 5.250%, 10/15/15 – AMBAC Insured

39,745	Total Tax Obligation/Limited			41,982,010

	Transportation – 12.0% (8.0% of Total Investments)
310	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	321,014
3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B,	11/17 at 100.00	A	3,083,400
	5.000%, 11/15/33
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	1,058,380
	Series 2002A, 5.125%, 11/15/22 – FGIC Insured
1,750	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B	1,913,013
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
105	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/08 at 102.00	BB+	87,720
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B	1,087,000
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
450	New York City Industrial Development Authority, New York, JetBlue, 5.000%, 5/15/20	5/12 at 100.00	B	384,273
	(Alternative Minimum Tax)
865	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	AAA	896,771
	AMBAC Insured
700	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	730,443
	FSA Insured
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AAA	513,270
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,300	5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AAA	1,354,496
615	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AAA	639,569
590	Port Authority of New York and New Jersey, One Hundred and Forty Eighth Consolidated Revenue	8/17 at 100.00	AAA	677,173
	Bonds, RITES Trust 1516, 7.411%, 8/15/32 – FSA Insured (IF)
1,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2001A,	1/12 at 100.00	Aa2	1,066,330
	5.250%, 1/01/16
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	2,619,475
	Series 2002B, 5.000%, 11/15/21

15,685	Total Transportation			16,432,327

	U.S. Guaranteed – 8.8% (5.9% of Total Investments) (4)
390	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	N/R (4)	426,602
	(Pre-refunded 7/15/11)
25	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/10 at 100.00	Aaa	26,769
	Services Facilities, Series 2000D, 5.875%, 8/15/18 (Pre-refunded 8/15/10) – FSA Insured
305	Dormitory Authority of the State of New York, Revenue Bonds, Fashion Institute of Technology,	7/10 at 101.00	AAA	324,810
	Series 2000, 5.375%, 7/01/20 (Pre-refunded 7/01/10) – FSA Insured
490	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	AAA	529,274
	Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)
35	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	35,673
	5.125%, 12/01/22 (Pre-refunded 6/01/08) – FSA Insured.
535	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	1/08 at 102.00	AAA	546,428
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed
	Bonds, Series 2000:
265	6.000%, 6/01/15 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA	285,373
1,360	6.150%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA	1,444,850
570	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/10 at 102.00	N/R (4)	627,673
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19 (Pre-refunded 7/01/10)
3,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1997A,	1/22 at 100.00	AAA	3,414,600
	5.250%, 1/01/28 (Pre-refunded 1/01/22)
600	Utica Industrial Development Agency, New York, Revenue Bonds, Utica College, Series 2004A,	6/09 at 101.00	N/R (4)	636,450
	6.875%, 12/01/34 (Pre-refunded 6/01/09)
750	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB+ (4)	824,093
	10/01/24 (Pre-refunded 10/01/10)
1,250	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	7/10 at 101.00	AAA	1,372,913
	Asset-Backed Bonds, Series 1999, 6.750%, 7/15/29 (Pre-refunded 7/15/10)
1,400	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development	2/11 at 100.00	BBB– (4)	1,545,096
	Properties – Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)

10,975	Total U.S. Guaranteed			12,040,604

	Utilities – 7.5% (5.0% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
2,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	2,646,850
2,500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AAA	2,637,750
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	AAA	258,935
	5.000%, 12/01/35 – CIFG Insured
1,400	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/13 at 100.00	A–	1,406,482
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	252,930
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory put
	11/15/14) (Alternative Minimum Tax)
600	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	607,224
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24
	(Mandatory put 11/15/13) (Alternative Minimum Tax)
2,000	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/30	11/10 at 100.00	Aa2	2,078,060
370	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue	No Opt. Call	N/R	370,000
	Cogeneration Partners Facility, Series 1998, 4.875%, 1/01/08 (Alternative Minimum Tax)

9,870	Total Utilities			10,258,231

	Water and Sewer – 0.9% (0.6% of Total Investments)
1,130	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/12 at 100.00	AA+	1,214,999
	Bonds, Fiscal Series 2003A, 5.375%, 6/15/19

$ 198,265	Total Investments (cost $200,271,938) – 149.2%			205,108,512

	Floating Rate Obligations – (1.9%)			(2,550,000)

	Other Assets Less Liabilities – 2.9%			3,941,754

	Preferred Shares, at Liquidation Value – (50.2)%			(69,000,000)

	Net Assets Applicable to Common Shares – 100%			$137,500,266

Forward Swaps outstanding at December 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Goldman Sachs	$2,250,000	Pay	3-Month USD-LIBOR	5.902%	Semi-Annually	7/01/08	7/01/33	$278,493

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds insured by AMBAC, FGIC, XCLA or MBIA and/or the A ratings on certain bonds insured by ACA as of December
31, 2007. During December 2007, at least one rating agency reduced the rating for ACA bonds to CCC.
Subsequent to December 31, 2007, at least one rating agency reduced the rating for AMBAC-insured bonds to AA, the rating for XCLA-insured bonds to A and the rating for FGIC-insured bonds to A3. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA (or A in the case of ACA) by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2007, the cost of investments was $197,641,770.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2007, were as follows:

Gross unrealized:
Appreciation	$ 6,206,686
Depreciation	(1,289,927)

Net unrealized appreciation (depreciation) of investments	$ 4,916,759

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         February 29, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        February 29, 2008

* Print the name and title of each signing officer under his or her signature.